American Century Investments®
Quarterly Portfolio Holdings
VP Avantis Global Equity Allocation Fund
March 31, 2024

VP Avantis Global Equity Allocation Fund - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 99.3%
Domestic Equity Funds — 65.2%
Avantis Inflation Focused Equity ETF	454	28,711
Avantis Real Estate ETF	365	15,432
Avantis U.S. Equity ETF	1,101	98,539
Avantis U.S. Large Cap Equity ETF	1,492	92,222
Avantis U.S. Large Cap Value ETF	908	58,348
Avantis U.S. Mid Cap Equity ETF	279	17,352
Avantis U.S. Mid Cap Value ETF	280	17,502
Avantis U.S. Small Cap Equity ETF	507	26,547
Avantis U.S. Small Cap Value ETF	145	13,588
		368,241
International Equity Funds — 34.1%
Avantis Emerging Markets Equity ETF	472	27,357
Avantis Emerging Markets Small Cap Equity ETF	99	5,242
Avantis Emerging Markets Value ETF	232	10,995
Avantis International Equity ETF	1,316	83,882
Avantis International Large Cap Value ETF	715	38,667
Avantis International Small Cap Equity ETF	249	13,237
Avantis International Small Cap Value ETF	207	13,633
		193,013
TOTAL UNDERLYING FUNDS (Cost $499,683)		561,254
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $3,905)	3,905	3,905
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $503,588)		565,159
OTHER ASSETS AND LIABILITIES — 0.0%		(188)
TOTAL NET ASSETS — 100.0%		$564,971

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of Avantis exchange-traded funds (the underlying funds). The underlying funds represent a broadly diversified basket of equity securities. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended March 31, 2024 follows (amounts in thousands):

Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Inflation Focused Equity ETF	$26	—	—	$3	$29	—	—	—
Avantis Real Estate ETF	15	—	—	—	15	—	—	—
Avantis U.S. Equity ETF	90	—	—	9	99	1	—	—
Avantis U.S. Large Cap Equity ETF	83	—	—	9	92	1	—	$1
Avantis U.S. Large Cap Value ETF	52	—	—	6	58	1	—	—
Avantis U.S. Mid Cap Equity ETF	16	—	—	1	17	—	—	—
Avantis U.S. Mid Cap Value ETF	16	—	—	2	18	—	—	—
Avantis U.S. Small Cap Equity ETF	26	—	—	1	27	1	—	—
Avantis U.S. Small Cap Value ETF	13	—	—	1	14	—	—	—
Avantis Emerging Markets Equity ETF	27	—	—	—	27	—	—	—
Avantis Emerging Markets Small Cap Equity ETF	5	—	—	—	5	—	—	—
Avantis Emerging Markets Value ETF	10	—	—	—	10	—	—	—
Avantis International Equity ETF	80	—	—	4	84	1	—	—
Avantis International Large Cap Value ETF	37	—	—	2	39	1	—	—
Avantis International Small Cap Equity ETF	13	—	—	—	13	—	—	—
Avantis International Small Cap Value ETF	13	—	—	1	14	—	—	—
	$522	—	—	$39	$561	6	—	$1
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.